                            UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                          FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:  		June 30, 2009

Cornerstone Real Estate Advisers LLC
----------------------------------------------------------------------
Name of Institutional Investment Manager

One Financial Plaza, Suite 1700  Hartford    CT     06103
----------------------------------------------------------------------
Business Address  (Street)       (City)     (State)  (Zip)

13F File Number:    28-  12028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

William E. Bartol  Chief Compliance Officer  (860)509-2233
----------------------------------------------------------------------
Name                    (Title)                   (Phone)


Signature, Place and Date of Signing:

/s/
------------------------------------
One Financial Plaza, Suite 1700
Hartford, CT 06103
08/14/2009

Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


Form 13F File Number         Name
28-203                     OppenheimerFunds Inc.

                         Form 13F Summary Page

Report Summary:


Number of other included
managers:                    0

Form 13F Information
Table Entry Total:           	45

Form 13F Table Value Total:  	87,672
                                            (thousands)

Name of Issuer			Title of Class	CUSIP		 Value	Shares	 Inv.	     Other    Voting Authority
								 x1000		 Discretion  Managers Sole  Shared None

AMERICAN CAMPUS COMMUNITIES	COM		024835100	 2,262 	101,971  SOLE	     N/A      67,971 	0  34,000
ACADIA REALTY TRUST		COM SH BEN INT	004239109	 1,292 	 99,033  SOLE	     N/A      68,319 	0  30,714
AMB PROPERTY CORP		COM		00163T109	   743 	 39,500  SOLE	     N/A      23,700 	0  15,800
ALEXANDRIA REAL ESTATE EQUIT	COM		015271109	 1,858 	 51,902  SOLE	     N/A      35,702 	0  16,200
AVALONBAY COMMUNITIES INC	COM		053484101	 2,896 	 51,761  SOLE	     N/A      35,900 	0  15,861
BRANDYWINE REALTY TRUST		SH BEN INT NEW	105368203	   723 	 97,100  SOLE	     N/A      58,900 	0  38,200
BIOMED REALTY TRUST INC		COM		09063H107	   388 	 37,960  SOLE	     N/A      22,820 	0  15,140
BRE PROPERTIES INC		CL A		05564E106	 1,359 	 57,188  SOLE	     N/A      40,689 	0  16,499
BOSTON PROPERTIES INC		COM		101121101	 5,000 	104,830  SOLE	     N/A      72,169 	0  32,661
CBL & ASSOCIATES PROPERTIES	COM		124830100	   731 	135,600  SOLE	     N/A     102,800 	0  32,800
MACK-CALI REALTY CORP		COM		554489104	 1,953 	 85,637  SOLE	     N/A      58,937 	0  26,700
CAMDEN PROPERTY TRUST		SH BEN INT	133131102	 1,681 	 60,901  SOLE	     N/A      40,901 	0  20,000
DEVELOPERS DIVERSIFIED RLTY	COM		251591103	   585 	119,914  SOLE	     N/A      70,955 	0  48,959
DOUGLAS EMMETT INC		COM		25960P109	   147 	 16,389  SOLE	     N/A       9,889 	0   6,500
DIGITAL REALTY TRUST INC	COM		253868103	 3,153 	 87,950  SOLE	     N/A      60,550 	0  27,400
DUKE REALTY CORP		COM NEW		264411505	 1,244 	141,900  SOLE	     N/A      96,600 	0  45,300
DIAMONDROCK HOSPITALITY CO	COM		252784301	   292 	 46,700  SOLE	     N/A      28,600 	0  18,100
EASTGROUP PROPERTIES INC	COM		277276101	   627 	 18,977  SOLE	     N/A      11,177 	0   7,800
EQUITY RESIDENTIAL		SH BEN INT	29476L107	 3,936 	177,062  SOLE	     N/A     119,362 	0  57,700
ESSEX PROPERTY TRUST INC	COM		297178105	   493 	  7,922  SOLE	     N/A       4,809 	0   3,113
FEDERAL REALTY INVS TRUST	SH BEN INT NEW	313747206	 1,455 	 28,250  SOLE	     N/A      19,250 	0   9,000
HEALTH CARE REIT INC		com		42217K106	 2,556 	 74,948  SOLE	     N/A      49,283 	0  25,665
HCP INC				COM		40414L109	 3,949 	186,354  SOLE	     N/A     121,154 	0  65,200
HIGHWOODS PROPERTIES INC	COM		431284108	 2,103 	 94,000  SOLE	     N/A      61,600 	0  32,400
HOSPITALITY PROPERTIES TRUST	COM SH BEN INT	44106M102	   526 	 44,200  SOLE	     N/A      26,600 	0  17,600
HOST HOTELS & RESORTS INC	COM		44107P104	 1,740 	207,386  SOLE	     N/A     131,553 	0  75,833
KIMCO REALTY CORP		COM		49446R109	 3,277 	326,061  SOLE	     N/A     217,352 	0 108,709
KILROY REALTY CORP		COM		49427F108	   326 	 15,864  SOLE	     N/A       9,464 	0   6,400
LASALLE HOTEL PROPERTIES	COM SH BEN INT	517942108	   677 	 54,900  SOLE	     N/A      40,100 	0  14,800
LIBERTY PROPERTY TRUST		SH BEN INT	531172104	 2,596 	112,688  SOLE	     N/A      73,188 	0  39,500
MACERICH CO/THE			COM		554382101	 2,142 	121,616  SOLE	     N/A      82,727 	0  38,889
NATIONWIDE HEALTH PPTYS INC	COM		638620104	 1,629 	 63,276  SOLE	     N/A      44,695 	0  18,581
CORPORATE OFFICE PROPERTIES	SH BEN INT	22002T108	   724 	 24,668  SOLE	     N/A      14,755 	0   9,913
PLUM CREEK TIMBER CO		COM		729251108	 2,027 	 68,060  SOLE	     N/A      40,660 	0  27,400
PROLOGIS			SH BEN INT	743410102	 1,693 	210,085  SOLE	     N/A     138,494 	0  71,591
PUBLIC STORAGE			COM		74460D109	 5,516 	 84,245  SOLE	     N/A      56,592 	0  27,653
REGENCY CENTERS CORP		COM		758849103	 1,571 	 45,006  SOLE	     N/A      29,706 	0  15,300
RAYONIER INC			COM		754907103	 1,665 	 45,800  SOLE	     N/A      29,000 	0  16,800
SUNSTONE HOTEL INVESTORS INC	COM		867892101	   343 	 64,100  SOLE	     N/A      46,800 	0  17,300
TANGER FACTORY OUTLET CENTER	COM		875465106	 1,559 	 48,058  SOLE	     N/A      32,879 	0  15,179
SL GREEN REALTY CORP		COM		78440X101	 1,255 	 54,697  SOLE	     N/A      39,602 	0  15,095
SIMON PROPERTY GROUP INC	COM		828806109	10,180  197,947  SOLE	     N/A     134,067 	0  63,880
SOVRAN SELF STORAGE INC		COM		84610H108	   453 	 18,400  SOLE	     N/A      11,000 	0   7,400
VORNADO REALTY TRUST		SH BEN INT	929042109	 3,890 	 86,380  SOLE	     N/A      56,995 	0  29,385
VENTAS INC			COM		92276F100	 2,458 	 82,318  SOLE	     N/A      52,630 	0  29,688


8/14/09
Document Control-Filing Desk
Securities & Exchange Commission
450 Fifth Street, N.W.
Washington D.C. 20549-0104

Dear Sir or Madam:

Pursuant to Section 13(f) of the Securities Exchange Act of 1934,
I am filing Electronically on behalf of Cornerstone Real Estate
Advisers LLC (Cornerstone) Form 13F for the quarter ending
June 30, 2009.

Cornerstone has indicated that it exercises sole investment discretion with respect to the securities positions reported in its Form 13F. Nevertheless, such positions shall also be deemed reported on behalf of Massachusetts Mutual Life Insurance Company (MassMutual) to the extent that MassMutual may be deemed to share investment discretion over the positions as a result of Cornerstone being a wholly-owned indirect subsidiary of MassMutual.

If you should have any questions or comments regarding this matter please call me at (860) 509-2233.

Sincerely,



William E. Bartol
Chief Compliance Officer